COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

CLASS A (CSUAX), CLASS C (CSUCX), CLASS F (CSUFX), CLASS I (CSUIX),

CLASS R (CSURX) AND CLASS Z (CSUZX) SHARES

Supplement dated March 24, 2022 to

Summary Prospectus and Prospectus dated May 1, 2021, as supplemented January 11, 2022

Statement of Additional Information dated March 1, 2022

Effective immediately, Christopher Rhine will no longer serve as a portfolio manager to Cohen & Steers Global Infrastructure Fund, Inc. All references to Christopher Rhine in the Summary Prospectus, Prospectus and Statement of Additional Information, are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

CSUSPRO – 3.24.2022